27) Property and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance on	R$ 14,071,129	R$ 14,659,222	R$ 8,826,836
Buildings [member]
Statement Line Items [Line Items]
Annual rate of depreciation	4.00%	4.00%
Balance on	R$ 6,169,614	R$ 6,482,841	2,131,206
Land [member]
Statement Line Items [Line Items]
Annual rate of depreciation
Balance on	R$ 1,021,594	R$ 967,928	976,869
Installations, properties and equipment for use [member]
Statement Line Items [Line Items]
Annual rate of depreciation	10.00%	10.00%
Balance on	R$ 3,247,027	R$ 3,724,589	3,162,832
Security and communication systems [member]
Statement Line Items [Line Items]
Annual rate of depreciation	10.00%	10.00%
Balance on	R$ 152,264	R$ 153,852	142,806
Data processing systems [member]
Statement Line Items [Line Items]
Annual rate of depreciation	20.00%	20.00%
Balance on	R$ 3,357,720	R$ 3,189,336	2,381,480
Transportation systems [member]
Statement Line Items [Line Items]
Annual rate of depreciation	20.00%	20.00%
Balance on	R$ 122,910	R$ 140,676	R$ 31,643
Cost [Member]
Statement Line Items [Line Items]
Balance on	27,236,194	25,260,840
Cost [Member] | Buildings [member]
Statement Line Items [Line Items]
Balance on	8,767,456	7,847,887
Cost [Member] | Land [member]
Statement Line Items [Line Items]
Balance on	1,021,594	967,928
Cost [Member] | Installations, properties and equipment for use [member]
Statement Line Items [Line Items]
Balance on	6,706,990	6,690,473
Cost [Member] | Security and communication systems [member]
Statement Line Items [Line Items]
Balance on	388,588	375,712
Cost [Member] | Data processing systems [member]
Statement Line Items [Line Items]
Balance on	10,137,875	9,167,330
Cost [Member] | Transportation systems [member]
Statement Line Items [Line Items]
Balance on	213,691	211,510
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Balance on	(13,165,065)	(10,601,618)
Accumulated depreciation [Member] | Buildings [member]
Statement Line Items [Line Items]
Balance on	(2,597,842)	(1,365,046)
Accumulated depreciation [Member] | Land [member]
Statement Line Items [Line Items]
Balance on
Accumulated depreciation [Member] | Installations, properties and equipment for use [member]
Statement Line Items [Line Items]
Balance on	(3,459,963)	(2,965,884)
Accumulated depreciation [Member] | Security and communication systems [member]
Statement Line Items [Line Items]
Balance on	(236,324)	(221,860)
Accumulated depreciation [Member] | Data processing systems [member]
Statement Line Items [Line Items]
Balance on	(6,780,155)	(5,977,994)
Accumulated depreciation [Member] | Transportation systems [member]
Statement Line Items [Line Items]
Balance on	R$ (90,781)	R$ (70,834)